RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of transaction and balances of other parties

Schedule of transaction and balances of other parties

	Accounts receivable	Trade accounts payable
	12.31.21	12.31.21
Marfrig Global Foods S.A.	9,252	(36,058)
Marfrig Chile S.A.	1,434	(24)
Quickfood S.A.	8,690	-
Total	19,376	(36,082)

	Sales	Purchases
	12.31.21	12.31.21
Marfrig Global Foods S.A. (1)	89,311	(328,956)
Marfrig Chile S.A. (1)	4,866	(93)
Quickfood S.A. (1)	38,058	-
Marfrig Alimentos S.A. (1)	139	-
Total	132,374	(329,049)
(1)	Comprehends the period from May 21, 2021 to December 31, 2021.

Schedule of total remuneration and benefits paid to professionals

The total remuneration and benefits expense with board members, statutory directors and the head of internal audit are set forth below:

	12.31.21	12.31.20	12.31.19
Salary and profit sharing	61,088	67,814	59,589
Short-term benefits (1)	1,149	2,777	257
Private pension	1,189	1,323	893
Post-employment benefits	-	-	125
Termination benefits	2,118	8,417	16,275
Share-based payment	29,198	17,397	12,052
	94,742	97,728	89,191
(1)	Comprises: medical assistance, educational expenses and others.